Introduction, Presentation, and Other Information - Classification and reconciliation Policy (Details) € in Millions		12 Months Ended
	Jan. 02, 2018 EUR (€)	Dec. 31, 2018 EUR (€) subsidiary company	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Number of subsidiaries | subsidiary		719
Number of other components | company		170
Financial assets measured at fair value through other comprehensive income		€ 118,420
Non-trading financial assets mandatorily at fair value through profit or loss	€ 4,987	10,730
Financial assets held for trading	125,618	92,879	€ 125,458	€ 148,187
Financial assets available-for-sale			133,271	116,774
Cash and cash equivalents	110,995	113,663	110,995	76,454	€ 77,751
Held-to-maturity investments			13,491	14,468
Loans and receivables			903,013	840,004
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	42,075	57,460	34,782	31,609
Financial liabilities at fair value through profit or loss that meet definition of held for trading	107,634	70,343	107,624	108,765
Financial assets at amortised cost	909,094	946,099
Provisions	14,686	13,225	14,489	14,459	14,494
Investments in joint ventures		979	1,987	1,594
Cash flows from (used in) operating activities		3,416	40,188	21,823
Effect of exchange rate changes on cash and cash equivalents		(595)	(5,845)	(3,611)
Increase (decrease) in net change in cash and cash equivalents		2,668	34,541	(1,297)
Provision for contingent liabilities and commitments
Disclosure of initial application of standards or interpretations [line items]
Provisions	814	779	617	459	618
Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	57,902	55,341	57,892	74,369
Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial assets held for trading	57,243	55,939	57,243	72,043
Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	2,584	3,260
Financial assets held for trading	21,353	8,938	21,353	14,497
Financial assets available-for-sale			4,790	5,487	€ 4,849
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently			933	546
Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income		116,819
Non-trading financial assets mandatorily at fair value through profit or loss	1,792	5,587
Financial assets held for trading	36,554	27,800	36,351	48,922
Financial assets available-for-sale		118,420	128,481	111,287
Held-to-maturity investments			13,491	14,468
Loans and receivables			17,543	13,237
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	3,286	3,222	3,485	3,398
Financial assets at amortised cost	35,772	37,696
Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income		1,601
Non-trading financial assets mandatorily at fair value through profit or loss	611	1,883
Financial assets held for trading	10,468	202	10,511	12,725
Loans and receivables			885,470	826,767
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	38,789	54,238	30,364	€ 27,665
Financial assets at amortised cost	873,322	€ 908,403
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading			10
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets available for sale to non-trading assets at FVTPL			2,154
Loans and receivables to non-trading assets at FVTPL			1,537
Loans and receivables to assets at FVTOCI			457
Non-trading financial assets mandatorily at fair value through profit or loss			96
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to non-trading assets at FVTPL			10,179
Financial assets available for sale to assets at amortized cost			6,589
Financial assets held for trading			203
Financial liabilities at fair value through profit or loss that meet definition of held for trading			199
Financial assets at amortized cost from investments held to maturity			13,491
Under IAS 39 Before Adjustment For Classification And Measurement [Member] | Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to assets at FVTOCI			1,069
Financial assets held for trading			43
Financial liabilities at fair value through profit or loss that meet definition of held for trading			1,152
Under IAS 39 Before Adjustment For Impairment [Member] | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			(24,682)
Total impairment impact			(25,299)
Under IAS 39 Before Adjustment For Impairment [Member] | Provision for contingent liabilities and commitments | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Provisions			(617)
Under IAS 39 Before Adjustment For Impairment [Member] | Debt instruments asset | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			(730)
Under IAS 39 Before Adjustment For Impairment [Member] | Loans and advances | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost			€ (23,952)
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	10
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets available for sale to non-trading assets at FVTPL	1,651
Financial assets measured at fair value through other comprehensive income	533
Loans and receivables to non-trading assets at FVTPL	1,497
Loans and receivables to assets at FVTOCI	486
Non-trading financial assets mandatorily at fair value through profit or loss	96
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to non-trading assets at FVTPL	611
Non-trading financial assets mandatorily at fair value through profit or loss	199
Financial assets available for sale to assets at amortized cost	6,704
Financial assets held for trading	203
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	9,577
Financial assets at amortized cost from investments held to maturity	13,491
Under IFRS 9 After Adjustment For Classification And Measurement [Member] | Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables to assets at FVTOCI	1,107
Financial assets at amortised cost	1,102
Under IFRS 9 After Adjustment For Impairment [Member] | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	(2)
Financial assets at amortised cost	(26,656)
Total impairment impact	(27,472)
Under IFRS 9 After Adjustment For Impairment [Member] | Provision for contingent liabilities and commitments | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Provisions	(814)
Under IFRS 9 After Adjustment For Impairment [Member] | Debt instruments asset | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	(2)
Financial assets at amortised cost	(702)
Under IFRS 9 After Adjustment For Impairment [Member] | Loans and advances | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	(25,954)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member]
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets available-for-sale	(124,229)
Loans and receivables	(889,779)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(933)
Financial assets at amortised cost	889,779
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	933
Financial assets available-for-sale	(2,636)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(933)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Financial assets available-for-sale	(121,593)
Loans and receivables	(15,557)
Financial assets at amortised cost	15,557
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Naming Modifications [Member] | Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables	(874,222)
Financial assets at amortised cost	874,222
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member]
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	4,054
Financial assets held for trading	160
Financial assets available-for-sale	(9,042)
Held-to-maturity investments	(13,491)
Loans and receivables	(13,242)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	8,226
Financial liabilities at fair value through profit or loss that meet definition of held for trading	10
Financial assets at amortised cost	21,297
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Derivatives
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	10
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Equity instruments
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	1,651
Financial assets available-for-sale	(2,154)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	1,792
Financial assets held for trading	203
Financial assets available-for-sale	(6,888)
Loans and receivables	(1,994)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(199)
Financial assets at amortised cost	20,195
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Classification And Measurement [Member] | Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	611
Financial assets held for trading	(43)
Loans and receivables	(11,248)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	8,425
Financial assets at amortised cost	1,102
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member]
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables	8
Financial assets at amortised cost	(1,982)
Provisions	197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	(2)
Financial assets at amortised cost	(1,974)
Total impairment impact	(2,173)
Investments in joint ventures	(34)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Provision for contingent liabilities and commitments
Disclosure of initial application of standards or interpretations [line items]
Provisions	197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Provision for contingent liabilities and commitments | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Provisions	(197)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Debt instruments asset
Disclosure of initial application of standards or interpretations [line items]
Loans and receivables	8
Financial assets at amortised cost	20
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Debt instruments asset | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets measured at fair value through other comprehensive income	(2)
Financial assets at amortised cost	28
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	(2,002)
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment [Member] | Loans and advances | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	€ (2,002)